Income Taxes - Loss from Continuing Operations Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ (37,084)	$ (17,778)	$ (31,083)
Foreign	(8,545)	(29,837)	(11,855)
Loss from continuing operations before income taxes	$ (45,629)	$ (47,615)	$ (42,938)